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Nelson Mullins Riley & Scarborough LLP
Attorneys and Counselors at Law 104 South Main Street / Ninth Floor / Greenville, South Carolina 29601 Tel: 864.250.2300 Fax: 864.232.2925 www.nelsonmullins.com	Neil E. Grayson (Admitted in GA, SC & NY) 864.250.2235 Fax: 864.250.2359 neil.grayson@nelsonmullins.com

September 13, 2005

Via Federal Express

William Friar
Senior Financial Analyst
Securities and Exchange Commission
Division of Corporation Finance
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549-0408

  Re:
  BankGreenville Financial Corporation
  Form SB-2 filed August 10, 2005
  File No. 333-127409

Dear Mr. Friar:

        On behalf of BankGreenville Financial Corporation we are transmitting Pre-effective Amendment No. 1 to their Registration Statement on Form SB-2. We are filing this Amendment in response to the Staff's comment letter dated September 2, 2005. The paragraphs below respond to the Staff's numbered comments. References to page numbers are to page numbers of the prospectus as revised and included in the Amendment. We are also sending you by overnight courier three courtesy copies and three redlined versions of the Registration Statement.

Prospectus Cover

  1.
  Please revise the cover to describe the issuance of warrants and shares underlying the warrants.

    We have not included the shares underlying the warrants to the total number of shares (1,180,000) listed at the top of the cover page as we believe doing so may create confusion for potential investors. We believe this change could create the impression that the warrants are available for purchase by investors in the offering. Although the shares underlying the warrants will be registered in the offering, these shares are not available for purchase by potential investors. However, we have included an additional paragraph to the prospectus cover page to describe the issuance of warrants and shares underlying the warrants.

The Greenville, South Carolina Market—page 4

  2.
  Please consider using comparable figures in the second paragraph. Give ten year percentage growth and the latest dollar amounts using the same period end. Also, explain the difference between median "household" and "family" income. It is not clear why you give both.

    On page 4 we revised the first three paragraphs in the section subtitled "The Greenville South Carolina Market" to address the requested changes. We have removed all references to median family income and instead utilized median household income as the economic indicator illustrating the growth in our market.

Atlanta • Charleston • Charlotte • Columbia • Greenville • Myrtle Beach • Raleigh • Winston-Salem • Washington, DC

  3.
  We assume that local and national per capita income figures have a similar ratio to the household income information that you provided. If this is not the case, please include this information.

    On page 4 we revised the third paragraph in the section subtitled "The Greenville South Carolina Market" to include state and national per capita income figures as requested.

  4.
  Please note that these comments also apply to the body of the text.

    We have made corresponding changes on pages 21 and 22.

The Offering and Ownership by Our Organizers and Directors—page 6

  5.
  Please give the total percentage ownership possible for the organizers, including the 8% that may be obtained by Mr. Williams and Ms. King that is discussed on page 42. This seems to be 48%. Also address this in the related risk factor on page 11.

    We have added the total percentage ownership to the paragraph subtitled "The Offering and Ownership by Our Organizers and Directors" on page 5 and to the risk factor on page 11. In addition, we have stated on page 42 that the options to be issued to Russel T. Williams and Paula S. King pursuant to the terms of their employment contracts will be a portion of, and not in addition to, the options issued under the company's stock incentive plan.

    To further clarify the anticipated ownership by the organizers, we note that all organizers will also receive warrants and some will receive stock options. If each organizer exercises his or her warrants in full, and Mr. Williams and Ms. King exercise their options in full, and the company does not issue any other shares, the organizers and executive officers would own approximately 28% of the company's outstanding stock, adjusted for the issuance of the warrants and exercise of the options, after the offering. [180,000 (shares purchased by organizers in offering) + 110,000 (shares from warrants) + 94,400 (shares from options to be issued to Mr. Williams and Ms. King) / 1,180,000 (shares sold in offering) + 110,000 (shares from warrants) + 94,400 (shares from options) = 28%] In addition, if each organizer exercises his or her warrants in full, and all the options are issued and exercised in full, and the company does not issue any other shares, the organizers, executive officers, and other key employees would own approximately 33% of the company's outstanding stock, adjusted for the issuance of the warrants and exercise of the options, after the offering. [180,000 (shares purchased by organizers in offering) + 110,000 (share from warrants) + 212,400 (shares from options) / 1,180,000 (shares sold in offering) + 110,000 (shares from warrants) + 212,400 (shares from options) = 33%] We also note that these calculations assume that the underwriter does not exercise its over-allotment.

  6.
  Discuss here, or as a separate risk factor, that while organizers may purchase a substantial part of the offering, ordinary investors should understand that:

  •
  the organizers may have different reasons than them for investing,

  •
  that an ordinary investor may end up being one of a very small number of ordinary investors,

  •
  such a situation might significantly affect their ability to sell their shares, and

  •
  that as a result they should not base their investment solely on the number of shares purchased by organizers.

    We included an additional risk factor on page 11 to address this issue.

Caution About Forward-Looking Statements—page 14

  7.
  In the first paragraph delete the reference to the Private Securities Litigation Reform Act since it does not apply to your company in its initial public offering.

    On page 14 we revised the first paragraph to delete the reference to the Private Securities Litigation Reform Act.

Use of Proceeds—page 15

  8.
  Here and on page 16 disclose the total dollar amount that will be used by the bank for the new building. Also disclose for what the bank will use the remaining $7.8 million.

    On page 16 we added several sentences to disclose the total dollar amount that will be used by the bank for the new building and the use of the remaining proceeds.

Marketing Opportunities—page 21

  9.
  At the top of page 22 you seem to use 2000 projections for 2005 when you already provided actual 2003 values in the summary. Please update your information to provide the latest actual values.

    We revised three paragraphs under the paragraph subtitled "Economic and Demographic Factors" on pages 20 and 21 to address this issue.

  10.
  In the second paragraph on page 22 you refer to your market area as the "economic engine" of your state. Please support this with quantification or delete this promotional text from the prospectus.

    We revised the first full paragraph on page 22 to delete the referenced language.

Executive Officers, Organizers, and Directors of the Company—page 39

  11.
  We note that your chief financial officer was employed by Elliott Davis, LLC (your independent public accountants) prior to her employment with the company. Please tell us what position Ms. King held while employed by Elliott Davis and whether she has any continuing involvement or interest in the firm that could potentially impair independence. For example, please tell us whether she continues to receive any compensation or benefits from Elliott Davis.

    Paula King, our chief financial officer, was employed with Elliott Davis, LLC from December 2003 to January 2005 on a part-time basis as a Senior Audit Manager in the financial institutions audit group of the firm. Ms. King was also employed with the firm from 1989-1992 as a staff and senior auditor. Ms. King's compensation and other benefits ceased upon her resignation in January 2005, and she receives no ongoing compensation or other benefits from the firm. Ms. King has no ownership interest or other involvement with the firm, other than through her association with BankGreenville, a client of the firm. BankGreenville's audit committee interviewed three independent accounting firms and the committee voted to select Elliott Davis. Ms. King presented a cost comparison of the three proposals to the audit committee, but had no vote in the selection of the firm.

Employment Agreements—page 42

  12.
  Here or under other heading, provide the code of ethics information required by Item 406 of Regulation S-B.

    It is our understanding that Form SB-2 does not require the disclosure under Item 406 of Regulation S-B. The company is currently considering adopting a code of ethics as well as other corporation governance provisions. The company intends to adopt these provisions and include them in its 2006 proxy statement.

  13.
  Describe the "certain performance levels" referenced on page 42 and 43 that must be met. If not in place, describe how they will be established.

    We added a description on pages 41 and 42 of the guidelines through which the performance levels will be established by the company's board of directors.

Certain Relationships and Related Transactions—page 46

  14.
  Please revise this section to indicate whether the two transactions described in the last four paragraphs were on terms comparable to those which would have been reached with an unaffiliated party.

    We revised the last two paragraphs on page 45 to clarify that the two transactions were "arm's length" transactions.

Financial Statements
Balance Sheet—page F-3

  15.
  Please revise to separately present the significant components of prepaid and other assets on the face of your balance sheet.

    On pages F-3 and F-6, we amended the company's balance sheet and statement of cash flows to separately present the significant components of prepaid and other assets.

  16.
  Please explain to us your rationale for classifying the contribution deposits received from your organizers as a liability as opposed to contributed capital. Specifically address the fact that if the organizing activities are abandoned, all organizers will bear their pro rata share of the organizing expenses.

    We intend to repay organizer advances with proceeds from the offering. Each organizer will purchase an equivalent amount of shares with their $10,000 initial organizer deposits; however, mechanically, the advances will be repaid and then each organizer will add the $10,000 to their total purchase of stock. Those amounts will then become capital. We reference in "Use of Proceeds" and "Footnotes to Financial Statements" sections that the advances will be repaid.

    The organizers have entered into a joint venture agreement in which they agreed that if the organizational efforts to form the bank were abandoned, each organizer would (i) forfeit his or her $10,000 contribution deposit and (ii) would pay his or her pro rata share of remaining organizational costs. If organizational efforts were abandoned, the individual deposits as reflected in the liability would not be repaid. The presentations on the balance sheet and related statements in Note 2 assume that organizational efforts will not be abandoned.

Note 3—Unused Line of Credit—page F-9

  17.
  Please revise to disclose the existence of any commitment fee required to be paid on the unused portion of your line of credit. If such fees exist, please disclose your accounting.

    We revised Note 3 on page F-9 to indicate that no commitment fee was required on the unused portion of our line of credit.

Signatures—page II-4

  18.
  Identify the person serving in the capacity of principal accounting officer, as required by the signature instructions to Form SB-2.

    We revised the signature page to indicate that Ms. King was signing as the principal accounting officer.

General

  19.
  Please include an updated consent from your independent accountant in subsequent pre-effective amendments.

    We have provided the requested consent.

        Please acknowledge receipt of this filing by means of EDGAR Postmaster. Please contact me at (864) 250-2235 if you have any questions or any additional comments.

Very truly yours,
/s/ Neil E. Grayson
Neil E. Grayson

NEG:bb5

cc:
Russel T. Williams
Paula S. King